INVENTORIES (Schedule of inventories) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Classes of current inventories [abstract]
Raw materials and consumables	$ 12,094	$ 13,650
Work-in-progress	3,948	5,546
Finished goods	6,461	9,927
Total inventories	$ 22,503	$ 29,123